Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 1,047	$ 1,072	$ 1,072	$ 1,065
Other comprehensive income (loss)	6	(9)	(25)	7
Transfer into and/or out of Level 3, net	0	0	0	0
Ending balance	1,053	1,063	1,047	1,072
Available-for-sale Securities | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,047	1,072	1,072	1,065
Other comprehensive income (loss)	6	(9)	(25)	7
Transfer into and/or out of Level 3, net	0	0	0	0
Ending balance	1,053	1,063	1,047	1,072
Reserve
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(265,884)	(150,251)	(150,251)	(22,640)
Net income	(66,328)	13,504	15,670	(44,557)
Purchases and issuances	(100,250)	(104,458)	(138,736)	(85,482)
Sales and settlements	7,401	6,779	7,433	2,428
Transfer into and/or out of Level 3, net	0	0	0	0
Ending balance	(425,061)	(234,426)	(265,884)	(150,251)
Realized gains (losses) included in net Income related to financial instruments	$ (166,578)	$ (90,954)	$ (123,066)	$ (130,039)